CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and development costs	£ (23,717)	£ (4,522)	£ (7,270)
General and administrative costs	(6,039)	(2,498)	(1,706)
Operating loss	(29,756)	(7,020)	(8,976)
Finance income	7,018	1,841	45
Finance expense	(2,465)	(794)	(73)
Loss before taxation	(25,203)	(5,973)	(9,004)
Taxation — credit	4,706	954	1,509
Loss for the year	(20,497)	(5,019)	(7,495)
Other comprehensive income / (loss) :
Exchange differences on translating foreign operations	(29)	43	4
Total comprehensive loss attributable to owners of the Company	£ (20,526)	£ (4,976)	£ (7,491)
Loss per ordinary share — basic and diluted (pence per share)	£ (23.4)	£ (15.0)	£ (37.1)